Capital Structure	9 Months Ended
Sep. 30, 2025
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 11 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025 and are supplemented by the below new activities into the nine-month period ended September 30, 2025.

i)	Dividends

On August 5, 2025, the Company declared a quarterly dividend of $0.03 per common share for the second quarter of 2025 to all shareholders of record as of August 18, 2025. The dividend amounted to $276 was paid on October 10, 2025 and is included in “Dividends payable” in the accompanying condensed consolidated balance sheets (Note 17).

On May 20, 2025, the Company declared a dividend of $0.01 per common share for the first quarter of 2025 to all shareholders of record as of June 30, 2025. The dividend amounted to $92 was paid on July 10, 2025.

On March 17, 2025, the Company declared a dividend of $0.01 per common share for the fourth quarter of 2024 to all shareholders of record as of March 27, 2025. The dividend amounted to $88 and was paid on April 10, 2025.

On January 10, 2025, the Company paid a regular quarterly cash dividend of $663 for the third quarter of 2024 to all shareholders of record as of December 27, 2024.

Total dividends declared in the nine-months period ended September 30, 2025 amounted to $456.

ii)	Warrants

During the nine-month period ended September 30, 2025, no shares were issued from Class A warrants’ exercises. As of September 30, 2025, 6,962,770 Class A warrants remained outstanding. The exercise price of the Class A warrants is $2.25 per common share. All warrants are classified in equity, according to the Company’s accounting policy. The warrants contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in the warrant’s agreement.

As of September 30, 2025, the number of common shares that can potentially be issued under the outstanding Class A warrants were 6,962,770.

iii)	Common stock buybacks

During the nine-month period ended September 30, 2025, the Company repurchased 62,463 of its outstanding common shares at an average price of approximately $1.70 per share for a total of $107, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of September 30, 2025.